Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Derivative Instrument
Net liabilities measured at fair value on a recurring basis are summarized below (in millions):

	March 31, 2015 Level 2	December 31, 2014 Level 2
Commodity Swaps*	$17.4	$21.7
Total	$17.4	$21.7

*                 The fair value of derivative contracts included in assets or liabilities for risk management activities represents the amount at which the instruments could be exchanged in a current arms-length transaction adjusted for credit risk of the Partnership and/or the counterparty as required under FASB ASC 820.

Fair Value Financial Instrument
Considerable judgment is required to develop the estimates of fair value; thus, the estimates provided below are not necessarily indicative of the amount the Partnership could realize upon the sale or refinancing of such financial instruments (in millions):

	March 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt	$2,493.7	$2,571.2	$2,022.5	$2,026.1
Obligations under capital leases	$19.3	$18.7	$20.3	$19.8